Summary of accounting policies (Tables)	12 Months Ended
Mar. 31, 2014
Summary of accounting policies
Breakdown of Office buildings, land, equipment and facilities

	Millions of yen
	March 31
	2013	2014
Land	¥93,800	¥94,991
Office buildings	104,320	109,052
Equipment and facilities	52,644	48,101
Software	161,469	156,717
Construction in progress	16,008	56

Total	¥428,241	¥408,917

Schedule of estimated useful lives for significant asset classes

Office buildings	5 to 50 years
Equipment and facilities	2 to 20 years
Software	Up to 5 years